WIRELESS MAINGATE AB Schedule of Pro-Forma Information (Details) - Wireless Maingate [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Revenue	$ 608,516	$ 569,340
Earnings (loss) from operations	8,861	(4,719)
Net loss	$ (3,652)	$ (15,339)
Basic and diluted loss per share (in dollars)	$ (0.11)	$ (0.49)